Related Party Transactions (Narrative) (Details) $ in Thousands	1 Months Ended	3 Months Ended							12 Months Ended
	Feb. 28, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) policy		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Policy charges and fee income									$ 57,734	[1]	$ 72,162	[1]	$ 74,202
Company's share of corporate expenses									0		0		0
Net investment income									98,392		100,491		82,995
Revenues									67,950		251,243		193,837
Capital contribution									325,400		100,000		0
Pruco Life
Related Party Transaction [Line Items]
Capital contribution	$ 100,000	$ 175,000	$ 125,000	$ 100,000	$ 2,000	$ 100,000	$ 1,000	$ 85,000
Return of Capital									0		0		0
Dividend									0		0		0
Prudential Insurance
Related Party Transaction [Line Items]
Stock option program plan expense									100		100		100
Deferred compensation program expense									400		400		600
Pension plan expense									1,000		1,000		2,000
Welfare plan expense									$ 1,000		1,000		2,000
Defined contribution plan employer matching contribution percent									4.00%
Defined contribution plan, cost recognized									$ 500		500		1,000
Number of corporate owned life insurance policies sold | policy									3
Affiliated Entity
Related Party Transaction [Line Items]
Accrued interest receivable related to long-term notes			0			0			$ 0		0
Revenues									0		0		100
Line of credit facility, maximum borrowing capacity			200,000						200,000
Outstanding Debt			0			0			0		0
Interest expense related to loans payable									0		0		0
Affiliated Entity | PAD
Related Party Transaction [Line Items]
Policy charges and fee income									29,000		37,000		53,000
Affiliated Entity | ASTISI and Prudential Investments
Related Party Transaction [Line Items]
Revenue administrative sharing agreement									30,000		36,000		33,000
Affiliated Entity | PGIM Investments
Related Party Transaction [Line Items]
Revenue administrative sharing agreement									7,000		8,000		6,000
Affiliated Entity | PGIM
Related Party Transaction [Line Items]
Net investment income									3,000		3,000		3,000
Pruco Life Insurance Company
Related Party Transaction [Line Items]
Company's share of corporate expenses									$ 12,000		10,000		9,000
Number of corporate owned life insurance policies sold | policy									1
Prudential Insurance and Prudential FInancial
Related Party Transaction [Line Items]
Life Insurance, Corporate or Bank Owned, amount			$ 2,946,000			3,465,000			$ 2,946,000		3,465,000
Fees related to Life Insurance, Corporate or Bank Owned, amount									$ 27,000		30,000		27,000
Company owned life policies mortality risk percentage assumed			10.00%						10.00%
Company owned life policies mortality risk value assumed			$ 100						$ 100
Prudential Financial Joint Venture
Related Party Transaction [Line Items]
Net investment income									2,000		4,000		$ 4,000
Other invested assets			$ 51,000			$ 48,000			$ 51,000		$ 48,000

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.